Revenues - Summary of Breakdown of Revenues by Type of Good or Service (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of revenue [line items]
Sales of goods and services	$ 435,558	$ 243,230	$ 194,782
Gas oil [member]
Disclosure of revenue [line items]
Sales of goods and services	132,073	76,082	65,328
Gasolines [member]
Disclosure of revenue [line items]
Sales of goods and services	97,093	59,230	46,254
Natural gas [member]
Disclosure of revenue [line items]
Sales of goods and services	80,433	40,070	26,198
Crude oil [member]
Disclosure of revenue [line items]
Sales of goods and services	3,477	1,190	2,135
Jet fuel [member]
Disclosure of revenue [line items]
Sales of goods and services	25,999	11,233	7,689
Lubricants and by-products [member]
Disclosure of revenue [line items]
Sales of goods and services	8,928	5,956	4,746
Liquefied petroleum gas [member]
Disclosure of revenue [line items]
Sales of goods and services	12,542	6,287	4,151
Fuel oil [member]
Disclosure of revenue [line items]
Sales of goods and services	3,354	5,717	11,099
Petrochemicals [member]
Disclosure of revenue [line items]
Sales of goods and services	16,239	8,437	6,418
Fertilizers [member]
Disclosure of revenue [line items]
Sales of goods and services	4,231	2,011	1,450
Flours, oils and grains [member]
Disclosure of revenue [line items]
Sales of goods and services	7,917	6,542	5,200
Asphalts [member]
Disclosure of revenue [line items]
Sales of goods and services	4,129	3,014	1,186
Goods for resale at gas stations [member]
Disclosure of revenue [line items]
Sales of goods and services	3,381	2,362	1,839
Income from services [member]
Disclosure of revenue [line items]
Sales of goods and services	1,344	1,007	584
Income from construction contracts [member]
Disclosure of revenue [line items]
Sales of goods and services	5,551	879	1,193
Virgin naphtha [member]
Disclosure of revenue [line items]
Sales of goods and services	3,999	1,148	512
Petroleum coke [member]
Disclosure of revenue [line items]
Sales of goods and services	6,139	1,697	1,192
LNG Regasification [member]
Disclosure of revenue [line items]
Sales of goods and services	3,359	2,731	2,479
Other goods and services [member]
Disclosure of revenue [line items]
Sales of goods and services	15,370	7,637	5,129
Upstream [member]
Disclosure of revenue [line items]
Sales of goods and services	3,181	774	4,503
Upstream [member] | Natural gas [member]
Disclosure of revenue [line items]
Sales of goods and services			2,681
Upstream [member] | Crude oil [member]
Disclosure of revenue [line items]
Sales of goods and services			1,075
Upstream [member] | Liquefied petroleum gas [member]
Disclosure of revenue [line items]
Sales of goods and services			162
Upstream [member] | Other goods and services [member]
Disclosure of revenue [line items]
Sales of goods and services	3,181	774	585
Downstream [member]
Disclosure of revenue [line items]
Sales of goods and services	336,569	195,235	160,914
Downstream [member] | Gas oil [member]
Disclosure of revenue [line items]
Sales of goods and services	132,073	76,082	65,328
Downstream [member] | Gasolines [member]
Disclosure of revenue [line items]
Sales of goods and services	97,093	59,230	46,254
Downstream [member] | Natural gas [member]
Disclosure of revenue [line items]
Sales of goods and services	1,000	655	618
Downstream [member] | Crude oil [member]
Disclosure of revenue [line items]
Sales of goods and services	3,477	1,190	1,060
Downstream [member] | Jet fuel [member]
Disclosure of revenue [line items]
Sales of goods and services	25,999	11,233	7,689
Downstream [member] | Lubricants and by-products [member]
Disclosure of revenue [line items]
Sales of goods and services	8,928	5,956	4,746
Downstream [member] | Liquefied petroleum gas [member]
Disclosure of revenue [line items]
Sales of goods and services	12,542	6,287	3,989
Downstream [member] | Fuel oil [member]
Disclosure of revenue [line items]
Sales of goods and services	3,354	5,717	11,099
Downstream [member] | Petrochemicals [member]
Disclosure of revenue [line items]
Sales of goods and services	16,239	8,437	6,418
Downstream [member] | Fertilizers [member]
Disclosure of revenue [line items]
Sales of goods and services	4,231	2,011	1,450
Downstream [member] | Flours, oils and grains [member]
Disclosure of revenue [line items]
Sales of goods and services	7,917	6,542	5,200
Downstream [member] | Asphalts [member]
Disclosure of revenue [line items]
Sales of goods and services	4,129	3,014	1,186
Downstream [member] | Goods for resale at gas stations [member]
Disclosure of revenue [line items]
Sales of goods and services	3,381	2,362	1,839
Downstream [member] | Virgin naphtha [member]
Disclosure of revenue [line items]
Sales of goods and services	3,999	1,148	512
Downstream [member] | Petroleum coke [member]
Disclosure of revenue [line items]
Sales of goods and services	6,139	1,697	1,192
Downstream [member] | Other goods and services [member]
Disclosure of revenue [line items]
Sales of goods and services	6,068	3,674	2,334
Gas and energy [member]
Disclosure of revenue [line items]
Sales of goods and services	86,883	44,408	26,801
Gas and energy [member] | Natural gas [member]
Disclosure of revenue [line items]
Sales of goods and services	79,433	39,415	22,899
Gas and energy [member] | LNG Regasification [member]
Disclosure of revenue [line items]
Sales of goods and services	3,359	2,731	2,479
Gas and energy [member] | Other goods and services [member]
Disclosure of revenue [line items]
Sales of goods and services	4,091	2,262	1,423
Corporation and others [member]
Disclosure of revenue [line items]
Sales of goods and services	8,925	2,813	2,564
Corporation and others [member] | Income from services [member]
Disclosure of revenue [line items]
Sales of goods and services	1,344	1,007	584
Corporation and others [member] | Income from construction contracts [member]
Disclosure of revenue [line items]
Sales of goods and services	5,551	879	1,193
Corporation and others [member] | Other goods and services [member]
Disclosure of revenue [line items]
Sales of goods and services	$ 2,030	$ 927	$ 787